CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders' equity:
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock , shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	127,368,088	117,003,803	100,200,000
Common stock, shares outstanding	127,368,088	117,003,803	100,200,000